Liquidity and Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Accounting Estimate [Line Items]
Net (loss)	$ (3,787,975)	$ (6,395,533)	$ (8,192,745)	$ (8,842,852)	$ (18,105,315)	$ (7,917,853)
Net cash used for operating activities			5,225,134	5,305,609	10,525,182	7,662,019
Net cash used in investing activities			316,846	35,154	78,416	(1,452,476)
Net cash provided by financing activities			4,429,946	11,047,148	13,210,540	7,332,432
Cash and cash equivalents	$ 2,972,051	$ 7,183,528	$ 2,972,051	$ 7,183,528	$ 4,084,085	1,477,143	$ 354,254
Shares of common stock sold, price per share	$ 5.55		$ 5.55		$ 5.55
Accumulated deficit	$ 68,794,523		$ 68,794,523		$ 60,601,778	$ 24,550,308
Common stock, par value					$ 0.01	$ 0.01
Warrant price					$ 11.10
Accumulated Deficit
Change in Accounting Estimate [Line Items]
Net (loss)			$ (8,192,745)		$ (18,105,315)	$ (7,917,853)